UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

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JF China Region Fund, Inc.

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(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

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(Address of principal executive offices) (Zip code)

Cleary, Gottieb Steen & Hamilton

1 Liberty Plaza

1133 Avenue of the Americas

New York, NY 10036

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(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 441 9800

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Date of fiscal year end: December 31

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Date of reporting period: September 30, 2010

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.
INVESTMENT PORTFOLIO
AT SEPTEMBER 30, 2010 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (43.5%)
Auto Components (0.6%)
Changfeng Axle (China) Co., Ltd. (a)	1,194,000	670,955

Commercial Banks (11.2%)
China Construction Bank Corp., 'H'	7,119,000	6,239,223
Industrial & Commercial Bank of China, Class 'H'	7,327,000	5,458,291

		11,697,514
Construction Materials (2.0%)
BBMG Corp., 'H'	770,000	1,081,733
China National Building Material Co., Ltd., 'H'	438,000	1,026,291

		2,108,024
Energy Equipment & Services (0.8%)
China Oilfield Services Ltd., 'H'	498,000	779,203

Food & Staples Retailing (0.9%)
Beijing Jingkelong Co. Ltd., 'H'	200,000	244,108
Lianhua Supermarket Holdings Co., Ltd., 'H'	179,000	723,258

		967,366
Food Products (2.1%)
China Yurun Food Group Ltd.	362,000	1,343,704
Tingyi Cayman Islands Holding Corp.	312,000	860,540

		2,204,244
Health Care Equipment & Supplies (1.4%)
China Kanghui Holdings, Inc., ADR (a)	48,535	687,741
Microport Scientific Corp. (a)	652,000	726,886

		1,414,627
Insurance (5.1%)
China Life Insurance Co., Ltd., 'H'	490,000	1,935,661
China Pacific Insurance Group Co., Ltd., 'H'	198,000	743,886
Ping An Insurance Group Co. of China Ltd., 'H'	261,500	2,669,313

		5,348,860
Internet Software & Services (3.5%)
SouFun Holdings Ltd., ADR (a)	8,827	575,344
Tencent Holdings Ltd.	140,900	3,079,920

		3,655,264
IT Services (0.6%)
Camelot Information Systems, Inc., ADR (a)	36,443	640,304

Machinery (1.5%)
China International Marine Containers Co., Ltd., 'B'	169,500	289,241
International Mining Machinery Holdings Ltd. (a)	417,000	393,951
Sany Heavy Equipment International Holdings Co., Ltd.	526,000	928,772

		1,611,964
Metals & Mining (2.6%)
China Vanadium Titano - Magnetite Mining Co. Ltd. (a)	1,139,000	527,013
Hidili Industry International Development Ltd.	1,307,000	1,283,610
Jiangxi Copper Co., Ltd., 'H'	353,000	894,460

		2,705,083
Multiline Retail (2.3%)
Intime Department Store Group Co., Ltd.	783,000	1,079,812
Parkson Retail Group Ltd.	763,000	1,327,581

		2,407,393
Oil, Gas & Consumable Fuels (3.5%)
China Petroleum & Chemical Corp., Class 'H'	2,312,000	2,050,118
Yanzhou Coal Mining Co., Ltd., 'H'	660,000	1,619,622

		3,669,740
Real Estate Management & Development (1.6%)
China Merchants Property Development Co. Ltd., 'B'	164,800	316,267
China Vanke Co., Ltd., 'B'	1,032,486	1,305,437

		1,621,704
Specialty Retail (1.6%)
Boshiwa International Holding Ltd. (a)	643,000	619,891
GOME Electrical Appliances Holdings Ltd. (a)	1,610,000	485,562
Zhongsheng Group Holdings Ltd. (a)	228,500	551,308

		1,656,761
Textiles, Apparel & Luxury Goods (2.2%)
Anta Sports Products Ltd.	410,000	950,115
Daphne International Holdings Ltd.	526,000	621,667
Li Ning Co., Ltd.	244,500	742,117

		2,313,899
TOTAL CHINA		45,472,905
HONG KONG (29.9%)
Auto Components (0.8%)
Minth Group Ltd.	442,000	881,852

Capital Markets (0.4%)
Guotai Junan International Holdings Ltd.	804,000	432,110

Commercial Banks (2.3%)
BOC Hong Kong Holdings Ltd.	437,500	1,387,126
Chong Hing Bank Ltd.	80,000	195,699
Dah Sing Financial Holdings Ltd.	101,200	782,590

		2,365,415
Communications Equipment (0.5%)
VTech Holdings Ltd.	53,000	541,691

Consumer Finance (0.2%)
Public Financial Holdings Ltd.	330,000	208,833

Containers & Packaging (0.9%)
AMVIG Holdings Ltd.	1,152,000	920,549

Distributors (1.0%)
Li & Fung Ltd.	180,000	1,012,650

Gas Utilities (0.7%)
China Resources Gas Group Ltd.	530,000	780,090

Household Durables (0.4%)
Techtronic Industries Co.	408,500	401,716

Independent Power Producers & Energy Traders (0.8%)
China Resources Power Holdings Co., Ltd.	380,000	816,925

Industrial Conglomerates (0.9%)
Jardine Matheson Holdings Ltd.	21,028	949,204

Marine (1.8%)
Orient Overseas International Ltd. (a)	100,500	801,788
Shun Tak Holdings Ltd.	1,730,000	1,110,396

		1,912,184
Oil, Gas & Consumable Fuels (4.6%)
CNOOC Ltd.	2,453,000	4,754,973

Real Estate Management & Development (10.7%)
Cheung Kong Holdings Ltd.	207,000	3,137,475
China Resources Land Ltd.	528,000	1,073,850
Glorious Property Holdings Ltd.	162,000	46,352
Hang Lung Properties Ltd.	353,000	1,724,315
Kerry Properties Ltd.	306,000	1,664,319
Midland Holdings Ltd.	242,000	223,946
Poly Hong Kong Investments Ltd.	949,000	1,017,635
Wharf Holdings Ltd.	351,000	2,257,409

		11,145,301
Trading Companies & Distributors (0.4%)
Hong Kong Resources Holdings Co., Ltd.	2,336,000	433,549

Wireless Telecommunication Services (3.5%)
China Mobile Ltd.	361,000	3,696,611

TOTAL HONG KONG		31,253,653
TAIWAN (24.5%)
Chemicals (1.2%)
Formosa Chemicals & Fibre Corp.	433,000	1,046,412
TSRC Corp.	168,000	259,194

		1,305,606
Commercial Banks (0.8%)
Taishin Financial Holding Co., Ltd. (a)	1,905,031	853,686

Computers & Peripherals (1.9%)
Acer, Inc.	351,919	894,399
Chicony Electronics Co. Ltd.	172,000	363,363
Compal Electronics, Inc.	651,599	779,003

		2,036,765
Diversified Financial Services (1.5%)
Fubon Financial Holding Co., Ltd. (a)	1,244,186	1,531,263

Electrical Equipment (0.7%)
Silitech Technology Corp.	247,080	733,138

Electronic Equipment, Instruments & Components (5.6%)
Coretronic Corp.	383,000	588,448
Hon Hai Precision Industry Co., Ltd. (a)	947,201	3,562,445
Largan Precision Co., Ltd.	30,700	584,687
Unimicron Technology Corp.	636,000	1,115,593

		5,851,173
Food & Staples Retailing (0.9%)
President Chain Store Corp.	221,000	951,443

Insurance (1.8%)
Cathay Financial Holding Co., Ltd. (a)	1,207,750	1,845,944

Real Estate Management & Development (1.0%)
Huaku Development Co., Ltd. (a)	373,369	1,033,767

Semiconductors & Semiconductor Equipment (9.1%)
Advanced Semiconductor Engineering, Inc.	1,833,029	1,481,490
Kinsus Interconnect Technology Corp.	319,000	816,862
MediaTek, Inc.	118,849	1,670,045
Powertech Technology, Inc.	365,000	1,174,159
Richtek Technology Corp.	58,065	431,192
Taiwan Semiconductor Manufacturing Co., Ltd.	1,996,057	3,961,255

		9,535,003
TOTAL TAIWAN		25,677,788
INVESTMENT COMPANY
HONG KONG (1.4%)
JF China Pioneer A-Share Fund (a)	54,964	1,498,317

TOTAL INVESTMENTS (99.3% of Net Assets) (Cost $82,752,796)		103,902,663
Other assets in excess of liabilities (0.7% of Net Assets)		682,208
NET ASSETS (100.0%)		$104,584,871

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	-	American Depositary Receipt

(a)	-	Non-income producing security.
B	-	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.
H	-	Chinese security traded on Hong Kong Stock Exchange.

As of September 30, 2010, aggregate cost for Federal income tax purposes was $82,752,796. The aggregate unrealized gain for all securities is as follows

Excess of market value over cost	$21,785,318
Excess of cost over market value	(635,451)
Net unrealized gained	$21,149,867

JF China Region Fund, Inc.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Investment Portfolio :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities#	$103,902,663	$–	$–	$103,902,663

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment  Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of September 30, 2007, based on their evaluation of these controls and procedures required  by  Rule  30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 3a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               JF China Region Fund, Inc.

By (Signature and Title)* /s/ ____________________________________

Simon Crinage, President

(principal executive officer)

Date   November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ ___________________________________

Simon Crinage, President

(principal executive officer)

Date   November 19, 2010

By (Signature and Title)* /s/ ____________________________________

Michael J. James, Treasurer

(principal financial officer)

Date   November 19, 2010

* Print the name and title of each signing officer under his or her signature.